SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [abstract]
Disclosure of share

1.               SHARE CAPITAL

As at December 31, 2019 and 2020, the total authorized number of ordinary shares is 7,083,537,000 shares with a par value of RMB1.00 per share. These shares are divided into A shares and H shares. They rank pari passu against each other and they were fully paid up.

	As at December 31 2018	Movement	As at December 31 2019	Movement	As at December 31 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Authorized, issued and fully paid:
Listed shares
- H shares	1,431,300	-	1,431,300	-	1,431,300
- A shares	5,652,237	-	5,652,237	-	5,652,237
Total	7,083,537	-	7,083,537	-	7,083,537